Kaye Scholer llp	Adam H. Golden
212 836-8673
Fax 212 836-8689
agolden@kayescholer.com

425 Park Avenue
New York, New York 10022-3598
212 836-8000
Fax 212 836-8689
www.kayescholer.com
March 15, 2007
BY EDGAR AND BY HAND
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Attention:	Mr. Jeffrey Riedler Assistant Director

Re:	Columbia Laboratories, Inc. Amendment No. 1 to Registration Statement on Form S-3 Filed January 19, 2007 (File No. 333-140107)
Dear Mr. Riedler:
          Our client, Columbia Laboratories, Inc. (“Columbia” or the “Company”), has filed today with the Securities and Exchange Commission (the “Commission”) Pre-Effective Amendment No. 1 to Columbia’s Registration Statement on Form S-3 (the “Registration Statement”).
          The text of the Staff’s comments is set forth in italics below, followed by the response of Columbia. The numbered comments below correspond to the comment numbers set forth in the Letter of the Commission’s Staff dated February 1, 2007. All references to page numbers in the text of this letter refer to pages in Amendment No. 1 to the Registration Statement. The information in these responses was provided to us by Columbia.
     Enclosed with this letter are four copies of Amendment No. 1.

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Kaye Scholer llp

Mr. Jeffrey Riedler	2	March 15, 2007
1.	Each of our comments requests that you revise your filing to provide additional disclosure about the selling security holders or the transaction or transactions in which they purchased the registrant’s securities. We will consider your supplemental explanation if you believe a comment is inapplicable or a revision is unnecessary. Please be as detailed as necessary in your explanation.
RESPONSE:
We note the Staff’s comment.
2.	Please provide the total dollar value of the securities underlying the convertible note that you have registered for resale (using the number of underlying securities that you have registered for resale and the market price per share for those securities on the date of the sale of the convertible note).
RESPONSE:
Disclosure has been added to the cover page of the prospectus to provide the total dollar value of the underlying securities.
3.	Please provide tabular disclosure of the dollar amount of each payment (including the value of any payments to be made in common stock) in connection with the transaction that you have made or may be required to make to any selling shareholder, any affiliate of a selling shareholder, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (including any interest payments, liquidated damages, payments made to “finders” or “placement agents,” and any other payments or potential payments). Please provide footnote disclosure of the terms of each such payment. Please do not include any repayment of principal on the convertible notes in this disclosure.
RESPONSE:
The registration statement has been revised to include the requested disclosure. Please see Part II, Item 14, Table 2 (Page 19).
4.	Further, please provide disclosure of the net proceeds to the issuer from the sale of the convertible notes and the total possible payments to all selling shareholders and any of their affiliates in the first year following the sale of convertible notes.
RESPONSE:
The registration statement has been revised to include the requested disclosure. Please see Point II, Item 14, Table 3 (Page 20).

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Kaye Scholer llp

Mr. Jeffrey Riedler	3	March 15, 2007
5.	Please provide tabular disclosure of:

•	the total possible profit the selling shareholders could realize as a result of the conversion discount for the securities underlying the convertible note, presented in a table with the following information disclosed separately [in this comment, the reference to “securities underlying the convertible note” means the securities underlying the note that may be received by the persons identified as selling shareholders]:
•	the market price per share of the securities underlying the convertible note on the date of the sale of the convertible note;

•	the conversion price per share of the underlying securities on the date of the sale of the convertible note, calculated as follows:
•	if the convertible price per share is set at a fixed price, use the price per share established in the convertible note; and
•	if the conversion price per share is not set at a fixed price and, instead, is set at a floating rate in relationship to the market price of the underlying security, use the conversion discount rate and the market rate per share on the date of the sale of the convertible note and determine the conversion price per share as of that date;
•	the total possible shares underlying the convertible note (assuming no interest payments and complete conversion throughout the term of the note);

•	the combined market price of the total number of shares underlying the convertible note, calculated by using the market price per share on the date of the sale of the convertible note and the total possible shares underlying the convertible note;

•	the total possible shares the selling shareholders may receive and the combined conversion price of the total number of shares underlying the convertible note calculated by using the conversion price on the date of the sale of the convertible note and the total possible number of shares the selling shareholders may receive; and

•	the total possible discount to the market price as of the date of the sale of the convertible note, calculated by subtracting the total conversion price on the date of the sale of the convertible note from the combined market price of the total number of shares underlying the convertible note on that date.
RESPONSE:
The registration statement has been revised to include this requested disclosure. Please see Point II, Item 14, Table 4 (Page 20).

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Kaye Scholer llp

Mr. Jeffrey Riedler	4	March 15, 2007
6.	If there are provisions in the convertible note that could result in a change in the price per share upon the occurrence of certain events, please provide additional tabular disclosure as appropriate. For example, if the conversion price per share is fixed unless and until the market price falls below a stated price, at which point the conversion price per share drops to a lower price, please provide additional disclosure.
RESPONSE:
The disclosure has been revised to include a more fulsome description of the events that could result in a change in the conversion price of the notes and the exercise price of warrants. Because these events are limited to standard adjustments in the case of changes in capitalization, no tabular disclosure has been added. Please see the cover page of the prospectus.
7.	Please provide tabular disclosure of:

•	the total possible profit to be realized as a result of any conversion discounts for securities underlying any other warrants, options, notes, or other securities of the issuer that are held by the selling shareholders or any affiliates of the selling shareholders, presented in a table with the following information disclosed separately:
•	market price per share of the underlying securities on the date of the sale of that other security;

•	the conversion/exercise price per share as of the date of the sale of that other security, calculated as follows:
•	if the conversion/exercise price per share is set at a fixed price, use the price per share on the date of the sale of that other security; and if the conversion/exercise price per share is not set at a fixed price and, instead, is set at a floating rate in relationship to the market price of the underlying security, use the conversion/exercise discount rate and the market rate per share on the date of the sale of that other security and determine the conversion price per share as of that date;
•	the total possible shares to be received under the particular securities (assuming complete conversion/exercise);

•	the combined market price of the total number of underlying shares, calculated by using the market price per share on the date of the sale of that other security and the total possible shares to be received;

•	the total possible shares to be received and the combined conversion price of the total number of shares underlying that other security calculated by using the conversion price on the date of the sale of that other security and the total possible number of underlying shares; and

•	the total possible discount to the market price as of the date of the sale of that other security, calculated by subtracting the total conversion/exercise price on the date of

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Kaye Scholer llp

Mr. Jeffrey Riedler	5	March 15, 2007
the sale of that other security from the combined market price of the total number of underlying shares on that date.
RESPONSE:
The registration statement has been revised to include the requested disclosure. Please see Part II, Item 14, Table 5 (Page 21). The calculations set forth in the table do not include transaction-related expenses.
8.	Please provide tabular disclosure of:

•	the gross proceeds paid or payable to the issuer in the convertible note transaction;

•	all payments that have been made or that may be required to be made by the issuer that are disclosed in response to Comment 3;

•	the resulting net proceeds to the issuer; and

•	the combined total possible profit to be realized as a result of any conversion discounts regarding the securities underlying the convertible notes and any other warrants, options, notes, or other securities of the issuer that are held by the selling shareholders or any affiliates of the selling shareholders that is disclosed in response to Comments 3 and 4.
RESPONSE:
The registration statement has been revised to include the requested disclosure. Please see Part II, Item 14, Table 6 (Page 27). We assume the Staff’s comment was intended to reference the responses to Comments 6 and 7, rather than 3 and 4.
9.	Further, please provide — as a percentage — of the total amount of all possible payments as disclosed in response to Comment 2 and the total possible discount to the market price of the shares underlying the convertible note as disclosed in response to Comment 3 divided by the net proceeds to the issuer from the sale of the convertible notes, as well as the amount of that resulting percentage averaged over the term of the convertible notes.

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Kaye Scholer llp

Mr. Jeffrey Riedler	6	March 15, 2007
RESPONSE:
We believe that the response to this comment would require the following disclosure:
Table A and B
The following tables set forth, as a percentage, the total amount of all possible payments disclosed in Table 2 and the total possible discount to the market price of the shares of common stock underlying the convertible note as disclosed in Table 4 divided by our net proceeds from the sale of the convertible notes (Table A), as well as the amount of that resulting percentage averaged over the term of the convertible notes (Table B).
Table A

(Total amount of all possible payments + total possible discount to the market price of the shares underlying the convertible note) / our net proceeds from the sale of the convertible notes	($46,424,997.39+$1,142,856.05)/$38,469,997.75	123.65%
Table B
The following Table B sets forth the resulting percentage averaged over the term of the convertible notes.

2007	2008	2009	2010	2011
24.73%	24.73%	24.73%	24.73%	24.73%
The Company does not believe that Tables A and B provide meaningful disclosure. The Company suggests that a yield to maturity table, would be more meaningful to investors. The registration statement has been revised to include the disclosure. Please see Part II, Item 14, Table 7 (Page 27).
10.	Please provide tabular disclosure of all prior securities transactions between the issuer (or any of its predecessors) and the selling shareholders, any affiliates of the selling shareholders, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (or any predecessors of those persons), with the table including the following information disclosed separately for each transaction:

•	the date of the transaction;

•	the number of shares of the class of securities subject to the transaction that were outstanding prior to the transaction;

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Kaye Scholer llp

Mr. Jeffrey Riedler	7	March 15, 2007
•	the number of shares of the class of securities subject to the transaction that were outstanding prior to the transaction and held by persons other than the selling shareholders, affiliates of the company, or affiliates of the selling shareholders;

•	the number of shares of the class of securities subject to the transaction that were issued or issuable in connection with the transaction;

•	the percentage of total issued and outstanding securities that were issued or issuable in the transaction (assuming full issuance), with the percentage calculated by taking the number of shares issued and outstanding prior to the applicable transaction and held by persons other than the selling shareholders, affiliates of the company, or affiliates of the selling shareholders, and dividing that number by the number of shares issued or issuable in connection with the applicable transaction;

•	the market price per share of the class of securities subject to the transaction immediately prior to the transaction (reverse split adjusted, if necessary); and

•	the current market price per share of the class of securities subject to the transaction (reverse split adjusted, if necessary).
RESPONSE:
The registration statement has been revised to include the requested disclosure. Please see Part II, Item 14, Table 8 (Page 28). The Company has calculated the percentage requested by the fifth bullet as the number of shares issued in the transaction to the holder as a percentage of the total shares outstanding immediately prior to the transaction (column 6 divided by column #3).
11.	Please provide tabular disclosure comparing:
•	the number of shares outstanding prior to the convertible note transaction that are held by persons other than the selling shareholders, affiliates of the company, and affiliates of the selling shareholders;

•	the number of shares registered for resale by the selling shareholders or affiliates of the selling shareholders in prior registration statements;

•	the number of shares registered for resale by the selling shareholders or affiliates of the selling shareholders that continue to be held by the selling shareholders or affiliates of the selling shareholders;

•	the number of shares that have been sold in registered resale transactions by the selling shareholders or affiliates of the selling shareholders; and

•	the number of shares registered for resale on behalf of the selling shareholders or affiliates of the selling shareholders in the current transaction.
In this analysis, the calculation of the number of outstanding shares should not include any securities underlying any outstanding convertible securities, options, or warrants.

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Kaye Scholer llp

Mr. Jeffrey Riedler	8	March 15, 2007
RESPONSE:
The registration statement has been revised to include the requested disclosure. Please see Part II, Item 14, Tables 8 (Page 28) and 9 (Page 32).
12.	Please provide the following information:

•	whether the issuer has the intention, and a reasonable basis to believe that it will have the financial ability, to make all payments on the overlying securities; and

•	whether — based on information obtained from the selling shareholders — any of the selling shareholders have an existing short position in the company’s common stock and, if any of the selling shareholders have an existing short position in the company’s stock, the following additional information:
•	the date on which each such selling shareholder entered into that short position; and

•	the relationship of the date on which each such selling shareholder entered into that short position to the date of the announcement of the convertible note transaction and the filing of the registration statement (e.g., before or after the announcement of the convertible note transaction, before the filing or after the filing of the registration statement, etc.).
RESPONSE:
The Company has advised us that it has the intention to have, and a reasonable basis to believe that it will have, the financial ability to make all payments on the convertible subordinated notes.
Based on information obtained from the selling stockholders, the Company is not aware that any selling stockholder has an existing short position in the Company’s common stock. Each selling stockholder has represented and warranted to the Company that between the time the selling stockholder learned about the offering of the convertible subordinated notes and the public announcement of the offering, the selling stockholder did not engage in any short sales or similar transactions with respect to the Company’s common stock, nor had the selling stockholder, directly or indirectly, knowingly caused any person to engage in any short sales or similar transactions during that period with respect to the Company’s common stock.
13.	Please provide:

•	a materially complete description of the relationships and arrangements that have existed in the past three years or are to be performed in the future between the issuer (or any of its predecessors) and the selling shareholders, any affiliates of the selling shareholders, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (or any predecessors of those persons) — the information provided should include, in reasonable detail, a complete description of the rights and obligations of the parties in connection with the sale of the convertible notes; and

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Kaye Scholer llp

Mr. Jeffrey Riedler	9	March 15, 2007
•	copies of all agreements between the issuer (or any of its predecessors) and the selling shareholders, any affiliates of the selling shareholders, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (or any predecessors of those persons) in connection with the sale of the convertible notes.
If it is your view that such a description of the relationships and arrangements between and among those parties already is presented in the prospectus and that all agreements between and/or among those parties are included as exhibits to the registration statement, please provide us with confirmation of your view in this regard.
RESPONSE:
The registration statement has been revised to include the requested disclosure. Please see Part II, Item 14, Table 5 (Page 22).
14.	Please provide a description of the method by which the company determined the number of shares it seeks to register in connection with this registration statement. In this regard, please ensure that the number of shares registered in the fee table is consistent with the shares listed in the “Selling Security Holders” section of the prospectus.
RESPONSE:
The Company determined the number of shares it seeks to register in connection with this registration statement by dividing the purchase price of the convertible subordinated notes ($39,999,997.75) by the conversion price ($5.25) rounded down to a full number (no fractional shares will be issued by the Company) and adding the number of warrant shares issuable upon exercise of the warrants (that is $39,999,997.75/$5.25 = 7,619,047, plus 2,285,714, for a total of 9,904,761).
15.	With respect to the shares to be offered for resale by each selling security holder that is a legal entity, please disclose the natural person or persons who exercise the sole or shared voting and/or dispositive powers with respect to the shares to be offered by that shareholder.

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Kaye Scholer llp

Mr. Jeffrey Riedler	10	March 15, 2007
RESPONSE:

Legal Entity	Selling Stockholder	Persons with voting/dispositive power

Baker Bros. Capital (GP), LLC
	14159, L.P.	Julian C. Baker*
	Baker Brothers Life Sciences, L.P.	Felix J. Baker*
	Baker Brothers Biotech Fund I, L.P.	Julian C. Baker*
	Baker/Tisch Investments, L.P.	Felix J. Baker*

	Curran Partners LP	John P. Curran
Curran Family Partners, II

David M. Knott &
	Dorset Management Corporation	David M. Knott
Knott Partners, LP
Matterhorn Offshore Fund, Ltd.
Shoshone Partners, LP
Finderne, LLC
CommonFund Hedged Equity Company
Mulsanne Partners, LP

	Highbridge Capital Management, LLC	Adam Chill*
Highbridge International LLC

	Perry Corp.	Richard C. Perry
Perry Partners International Inc.
Perry Commitment Fund L.P.
Perry Commitment Master Fund L.P.
Perry Partners Inc.

Morrison Various
	Morrison Family Trust dtd 51593	Richard H. Morrison*
	The Ascend Fund	Richard H. Morrison*
	Morrison 1997 CRT	Richard H. Morrison*
	Laurie C. Morrison Trust	Laurie Morrison*

Beebe Various
	Kenneth E. Beebe and Janet E. Beebe	K. E. Beebe*
	Kirk and Dana Beebe	Kirk Beebe*
	Beebe 88 Partners	Kirk Beebe*
	Beebe 98 Partners	Kirk Beebe*

*	Note: These selling stockholders have not filed a Form 13D or 13G or 13F with respect to the Company. The person identified as having voting / dispositive power with respect to the selling stockholder is the person(s) who signed the Securities Purchase Agreement for such holder.
* * *
Please contact me directly, at (212) 836-8673 or Lynn Fisher at (212) 836-8685, if you have any further questions with respect to this filing. Thank you for your continuing assistance.

Sincerely,
/s/ Adam H. Golden
Adam H. Golden

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